Stock-Based Compensation - Outstanding Awards (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of RSU's
Balance beginning	255,000	298,000
Granted		96,000	160,000
Vested		(106,000)
Cancelled		(33,000)
Balance ending		255,000	298,000
Weighted average GDFV
Weighted average GDFV at beginning	$ 93.95	$ 105.81
Granted		57.07	$ 86.62
Vested		91.32
Cancelled		101.94
Weighted average GDFV at ending		$ 93.95	$ 105.81
Fair value of vested RSU's		$ 9	$ 10
Share-based payment arrangement, option | Series B GCI Group common stock
Weighted average GDFV
Share-based payment award, options, outstanding, number	0